INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income taxes paid (refund) [abstract]
Disclosure of detailed information about effective income tax recovery [Table Text Block]
For the year ended December 31,	2019	2018

Statutory tax rate	27.00%	27.00%

Loss before taxes	1,766,447	2,856,161

Income tax recovery calculated at statutory rate	476,941	771,163

Non-deductible expenditures	299,464	(200,062)
Flow-through premium	(207,207)	-
Other	26,702	8,253
Unrecognized tax benefit	(595,900)	(579,354)

INCOME TAX	-	-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
As at December 31,	2019	2018
	$	$
Mineral property interests	400,811	1,212,247
Non-capital losses	5,437,407	4,848,123
Property and equipment	189,043	187,968
Other items	245,740	180,194

UNRECOGNIZED DEFERRED INCOME TAX ASSET	6,273,001	6,428,532